Deposits - Summary of Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Time Deposits, Fiscal Year Maturity [Abstract]
Three months or less		$ 122,878	$ 230,946
Over three months and through six months		212,255	167,168
Over six months and through one year		435,357	357,180
Over one year and through two years	109,600	79,849	224,506
Over two years through three years	183,100	172,351	46,499
Over three years through four years	167,500	55,721	24,588
Over four years and through five years	28,300	86,696	54,820
Over five years		26	600
Fair value adjustment		63	314
Total time deposits	$ 1,432,921	$ 1,165,196	$ 1,106,621